Employee Retirement Plan	12 Months Ended
Jun. 30, 2013
Employee Retirement Plan [Abstract]
Employee Retirement Plan
11. Employee Retirement Plan

We sponsor an Employee Retirement Plan, generally available to all employees, in accordance with Section 401(k) of the Internal Revenue Code. Employees may elect to contribute up to the Internal Revenue Service annual contribution limit. Under this Plan, at the discretion of the Board of Directors, we may match a portion of the employees’ contributions. We made no discretionary or matching contributions to the Plan for the years ended June 30, 2013, 2012 and 2011.